FEDERATED GROWTH STRATEGIES FUND

FEDERATED SMALL CAP STRATEGIES FUND

FEDERATED CAPITAL APPRECIATION FUND

FEDERATED AGGRESSIVE GROWTH FUND

(PORTFOLIOS OF FEDERATED EQUITY FUNDS)

Class A Shares

SUPPLEMENT TO PROSPECTUSES DATED DECEMBER 31, 1996 AND NOVEMBER 15, 1996

Effective August 1, 1997, the program allowing an exemption from the front-end sales charge for purchases of Class A Shares of the Funds with proceeds from redemptions of unaffiliated investment companies (the "NAV Exchange Program") will be discontinued. Please delete all references to the NAV Exchange Program where they appear in the Funds' prospectuses. Of course, other exemptions from the sales charge may apply. See the section entitled "Reducing or Eliminating the Sales Charge."

                                                           July 30, 1997

        FEDERATED INVESTORS

        Federated Securities Corp., Distributor

        Cusip 314172107
        Cusip 314172404
        Cusip 314172701
        Cusip 314172875
        G02144-01 (7/97)